Cover Page	Dec. 31, 2020	May 13, 2020
Cover [Abstract]
Entity Central Index Key		0000064040
Amendment Flag		false
Document Type		8-K
Document Period End Date		May 13, 2020
Entity Registrant Name		S&P Global Inc.
Entity Incorporation, State or Country Code		NY
Entity File Number		1-1023
Entity Tax Identification Number		13-1026995
Entity Address, Address Line One		55 Water Street
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10041
City Area Code		212
Local Phone Number		438-1000
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common stock (par value $1.00 per share)
Trading Symbol		SPGI
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Current Fiscal Year End Date	--12-31
Document Information [Line Items]
Document Period End Date		May 13, 2020